Asset Retirement Obligations - Summary of Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations at beginning of period	$ 111,769	$ 102,380	$ 102,380	$ 90,699
Liabilities added from acquisitions or drilling	5,053		4,227	7,962
Liabilities removed upon sale of wells	(1,636)		(1,765)	(1,931)
Liabilities removed upon plugging and abandoning	(344)		(170)	(119)
Revision of estimates	67		1,516	760
Accretion expense	4,601	4,016	5,581	5,009
Asset retirement obligations at end of period	119,510		111,769	102,380
Less: Current portion			90	390
Asset retirement obligations-long-term portion	$ 119,510		$ 111,679	$ 101,990